INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31,
	2015	2014

Non-compete agreement	$1,250,000	$1,250,000
Intellectual property	756,000	756,000
	2,006,000	2,006,000
Accumulated amortization	(394,256)	—
Carrying value	$1,611,744	$2,006,000

Amortization expense was $151,200 for intellectual property and $243,056 for the non-compete agreement for the year ended December 31, 2015. Estimated total amortization expense for each of the next five years is as follows: 2016 - 2019, $359,533 per year; 2020, $173,612.